PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

6. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Deductible input VAT and VAT rebates receivable	104,391,993	123,335,099
Prepayments to suppliers	54,722,157	35,692,402
Receivable from online platforms	11,555,500	12,258,397
Deferred charge	14,359,452	11,722,400
Interest receivable	1,916,240	7,357,967
Income tax receivable	13,349,602	9,450
Others*	5,400,773	4,696,414

Prepayments and other current assets	205,695,717	195,072,129
*	Others mainly include deposits receivable.